Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [X]:  Amendment Number: 01

This Amendment (Check only one):
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 703-528-3600

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Arlington, Virginia
April 15, 1999

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $253,587 (thousands)

List of Other Included Managers:  None

Form 13F Information Table

	           Title
                      of                Value     Shrs or          Investment Other         Voting Authority
Name of Issuer       Class    CUSIP	(x$1000)	prn amt  SH/PRN  Discretion Managers  Sole      Shared      None
Column 1	          Column 2 Column 3   Column 4	     Column 5    Column 6   Column 7      Column 8

Abbott Labs            COM   002824100     3,619    73,870	SH     SOLE                 26,975    40,935      5,960
Abbott Labs	   COM   002824100     3,814    81,495	SH     SOLE                 31,500    42,290      7,705
American Express       COM   025816109     4,981    42,305	SH     SOLE                 19,550    16,910      5,845
American Home Products COM   026609107       215     3,300  SH     SOLE                            3,300
Amer. Power Conversion COM   029066107       482    17,875  SH     SOLE                 10,250     7,625
Assoc. 1ST Capital-A   COM   046008108     4,381    97,360  SH     SOLE                 46,700    38,085     12,575
Boeing                 COM   097023105       229     6,750  SH     SOLE                            6,750
Bristol-Myers Squibb   COM   110122108    20,224   315,390  SH     SOLE                 38,250   112,305    164,835
CVS Corp.              COM   126650100    16,021   337,290  SH     SOLE                 49,125    86,635    201,530
Cadence Design Systems COM   127387108       567    22,025  SH     SOLE                 13,550     8,475
Callaway Golf Co.      COM   131193104       207    20,400  SH     SOLE                 12,750     7,650
Cisco Systems, Inc.    COM   17275R102       737     6,727  SH     SOLE                            6,727
Citigroup, Inc.        COM   172967101     3,497    54,755  SH     SOLE                 28,775    17,805      8,175
Compaq Computer        COM   204493100    21,432   676,376  SH     SOLE                 86,200   213,865    376,311
Computer Sciences      COM   205363104     3,282    59,475  SH     SOLE                 30,350    22,150      6,975
Dayton Hudson          COM   239753106     3,816    57,285  SH     SOLE                 30,550    18,100      8,635
Dentsply Int'l, Inc.   COM   249030107       610    26,250  SH     SOLE                 17,500     8,750
Eastman Kodak          COM   277461109       407     6,375  SH     SOLE                            6,375
Expeditors Intl Wash   COM   302130109       777    14,400  SH     SOLE                  9,200     5,200
Finova Group, Inc.     COM   317928109       523    10,100  SH     SOLE                  6,400     3,700
Fiserv, Inc            COM   337738108       826    15,419  SH     SOLE                  9,900     5,519
Freddie Mac            COM   313400301    15,636   272,826  SH     SOLE                 38,475    89,505    144,846
General Electric       COM   369604103       276     2,500  SH     SOLE                            2,400        100
Heinz, H.J.            COM   423074103    15,302   323,015  SH     SOLE                 35,750    84,490    202,775
Hewlett-Packard        COM   428236103     2,785    41,080  SH     SOLE                 13,050    22,875      5,155
Hillenbrand Inds       COM   431573104       535    11,600  SH     SOLE                  7,475     4,125
Johnson & Johnson      COM   478160104    19,284   206,256  SH     SOLE                 27,325    70,715    108,216
Kroger, Co.            COM   501044101    18,049   301,453  SH     SOLE                 47,150   101,925    152,378
Lexmark Intl Grp Cl A  COM   529771107     5,084    45,450  SH     SOLE                 23,100    17,225      5,125
Lucent Technologies    COM   549463107       388     3,600  SH     SOLE                            3,600
MBIA, Inc.             COM   55262C100       603    10,400  SH     SOLE                  7,075     3,325
MCI Worldcom, Inc.     COM   55268B106     3,326    37,560  SH     SOLE                 19,650    12,350      5,560
MGIC Investment        COM   552848103     4,135   117,940  SH     SOLE                 47,500    58,865     11,575
Marshall & Ilsley      COM   571834100       679    12,263  SH     SOLE                  2,000    10,263
Mediaone Group, Inc.   COM   58440J104     4,362    68,775  SH     SOLE                 31,700    27,500      9,575
Nabisco Hldgs Co Cl A  COM   629526104     4,581   110,225  SH     SOLE                 41,350    56,505     12,370
National City Corp     COM   635405103     4,816    72,570  SH     SOLE                 25,750    39,325      7,495
Network Assoc, Inc.    COM   640938106       350    11,425  SH     SOLE                  7,275     4,150
Nike, Inc Cl B         COM   654106103     4,623    80,150  SH     SOLE                 42,300    27,990      9,860
Officemax, Inc.        COM   67622M108       552    64,100  SH     SOLE                 41,600    22,500
Pepsico                COM   713448108    17,551   447,895  SH     SOLE                 62,550   149,580    235,765
Pfizer Inc             COM   717081103       701     5,055  SH     SOLE                            4,800        255
Philip Morris          COM   718154107       327     9,300  SH     SOLE                            9,300
Proctor & Gamble       COM   742718109       248     2,540  SH     SOLE                            2,540
Regions Financial Corp COM   758940100       618    17,850  SH     SOLE                 11,300     6,550
Richfood Holdings Inc  COM   763408101       572    26,550  SH     SOLE                 16,800     9,750
Safeway, Inc.          COM   786514208    17,572   342,465  SH     SOLE                 42,600   111,060    188,805
Sara Lee Corp          COM   803111103       201     8,140  SH     SOLE                            8,140
Solectron Corp.        COM   834182107       684    14,100  SH     SOLE                  8,000     6,100
Southtrust Corp        COM   844730101       519    13,925  SH     SOLE                  9,525     4,400
Summit Bancorp         COM   866005101       384     9,850  SH     SOLE                  9,000       850
Telephone & Data Sys   COM   879433100       648    11,500  SH     SOLE                  6,950     4,550
Tommy Hilfiger Corp    COM   G8915Z102       559     8,125  SH     SOLE                  5,350     2,775
U.S. Industries, Inc.  COM   912080108     3,079   187,330  SH     SOLE                 91,900    72,795     22,635
Wells Fargo & Co       COM   949746101    17,502   499,169  SH     SOLE                 59,895   165,438    273,836